Supplement dated January 13, 2023
to the following statutory prospectus(es):
BOA FPVUL, BOA TNG, BOA ChoiceLife FPVUL dated May 1, 2022
BOA America's Income Annuity dated May 1, 2014
BOA Choice Annuity dated May 1, 2013
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II (BOA ChoiceLife Survivorship FPVUL), Next Generation Survivorship Life (BOA Next Generation Survivorship Life), BOA Protection Survivorship Life, BOA ChoiceLife Protection Survivorship Life dated May 1, 2009
Nationwide Enterprise The Best of America Annuity (NEBA), BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL dated May 1, 2008
BOA Exclusive dated May 1, 2004
ElitePRO LTD, ElitePRO Classic dated May 1, 2003
BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, Multi-Flex FPVUL dated May 1, 2002
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Neuberger Berman Investment Advisers LLC as the subadviser to the NVIT Neuberger Berman Multi Cap Opportunities Fund (the "Fund") and the appointment of Jacobs Levy Equity Management, Inc. as the Fund’s new subadviser. This change is anticipated to take effect on or about February 21, 2023 (the "Effective Date"). As a result of the change in subadvisor, the name of the Fund is changing to the NVIT Jacobs Levy Large Cap Core Fund.
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Neuberger
Berman Multi Cap Opportunities Fund: Class I
Investment Advisor: Nationwide Fund Advisors
Investment Sub-Advisor: Neuberger Berman Investment Advisers
LLC
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Newton Investment Management Limited as the subadviser to the NVIT BNY Mellon Sustainable U.S. Equity Fund (the "Fund") and the appointment of Atlanta Capital Management Company, LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about March 6, 2023 (the "Effective Date"). As a result of the change in subadvisor, the name of the Fund is changing to the NVIT Calvert Equity Fund.
As of the Effective Date the statutory prospectus is amended as follows:
PROS-0694

The names of the investment option(s) and subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	Nationwide Variable Insurance Trust – NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Atlanta Capital Management Company. LLC
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 7, 2022, the Board approved the termination of Nationwide Asset Management, LLC as the subadviser to the NVIT Short Term Bond Fund (the "Fund") and the appointment of Loomis, Sayles & Company L.P. as the Fund’s new subadviser. This change is anticipated to take effect on or about March 20, 2023 (the "Effective Date"). As a result of the change in subadvisor, the name of the Fund is changing to the NVIT Loomis Short Term Bond Fund.
As of the Effective Date the statutory prospectus is amended as follows:
The names of the investment option(s) and subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Loomis, Sayles & Company L.P.
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
PROS-0694